Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash on hand	€ 125	€ 89
Bank accounts	33,485	54,386
Total	€ 33,610	€ 54,475	€ 53,472